UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22321

MainStay Funds Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010
(Address of principal executive offices)	(Zip Code)

J. Kevin Gao, Esq., 30 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant's telephone number, including area code:	800-624-6782

Date of fiscal year end:	November 30 (MainStay Cushing MLP Premier Fund, MainStay Cushing Renaissance Advantage Fund and MainStay Cushing Energy Income Fund)

Date of reporting period:	February 28, 2017

Item 1. Schedule of Investments.

The schedule of investments for the period ended February 28, 2017 is filed herewith.

Mainstay Cushing Energy Income Fund

Portfolio of Investments February 28, 2017 (Unaudited)

	Common Stocks 59.4% †	Shares	Value
	Energy Equipment & Services 2.9%
	United States 2.9%
	Halliburton Co.	45,000	$2,405,700

	Exploration & Production 31.9%
	France 3.4%
	Total S.A.	55,000	2,748,350
	Netherlands 5.9%
♦	Royal Dutch Shell PLC	93,200	4,836,148
	Norway 3.6%
♦	Statoil ASA	164,600	2,896,960
	United Kingdom 4.0%
♦	BP PLC	97,194	3,296,821
	United States 15.0%
	Anadarko Petroleum Corporation	29,300	1,894,245
	Chevron Corporation	25,600	2,880,000
	EOG Resources, Inc.	19,356	1,877,338
♦	Pioneer Natural Resource Co.	22,438	4,172,795
	RSP Permian, Inc. (a)	35,000	1,382,150
			25,984,807
	Integrated Oil & Gas 2.1%
	Canada 2.1%
	Suncor Energy, Inc.	54,000	1,691,820

	Large Cap Diversified 3.0%
	United States 3.0%
	Kinder Morgan, Inc.	50,000	2,435,000

	Natural Gas Gatherers & Processors 5.0%
	United States 5.0%
♦	Targa Resources Corporation	71,582	4,044,383

	Oil & Gas Exploration & Production 12.5%
	Canada 3.3%
	Canadian Natural Resources Ltd	55,000	1,579,050
	Seven Generations Energy Ltd (a)	59,500	1,100,750
	United States 9.2%
	Antero Resources Corporation (a)	42,000	1,007,160
	Callon Petroleum Co. (a)	110,000	1,388,200
	Cimarex Energy Co.	7,500	942,900
	Concho Resources, Inc. (a)	13,000	1,721,850
	Parsley Energy, Inc. (a)	54,619	1,659,871
	Range Resources Corporation	30,000	828,600
			10,228,381
	Oil & Gas Refining & Marketing 2.0%
	United States 2.0%
	Rice Energy, Inc. (a)	86,000	1,603,900

	Total Common Stocks (Cost $46,738,310)		48,393,991

	MLP Investments and Related Companies 30.9%
	General Partners 1.8%
	United States 1.8%
	Plains GP Holdings, L.P.	45,000	1,479,150

	Large Cap Diversified 5.3%
	United States 5.3%
♦	Energy Transfer Partners, L.P.	114,572	4,331,967

	Natural Gas Gatherers & Processors 10.6%
	United States 10.6%
	American Midstream Partners, L.P.	114,000	1,806,900
♦	DCP Midstream Partners, L.P.	108,000	4,233,600
	EnLink Midstream Partners, L.P.	139,000	2,602,080
			8,642,580
	Propane 3.8%
	United States 3.8%
♦	NGL Energy Partners, L.P.	136,500	3,030,300

	Shipping 8.2%
	Republic of the Marshall Islands 8.2%
♦	GasLog Partners, L.P.	135,000	3,213,000
♦	Golar LNG Partners, L.P.	153,500	3,459,890
			6,672,890
	Upstream 1.2%
	United States 1.2%
	Mid-Con Energy Partners, L.P. (a) (b)	348,837	966,279

	Total MLP Investments and Related Companies (Cost $24,058,873)		25,123,166

	Fixed Income 6.2%	Principal	Value
	Industrials 1.2%
	United States 1.2%
	Bill Barrett Corporation
	7.63%, 10/01/2019	673,000	673,000
	7.00%, 10/15/2022	300,000	299,250
			972,250
	Oil & Gas Exploration & Production 2.4%
	United States 2.4%
	Sanchez Energy Corporation
	6.13%, 01/15/2023	2,000,000	1,930,000
	Oil & Gas Refining & Marketing 1.3%
	United States 1.3%
	Rice Energy, Inc.
	6.25%, 05/01/2022	1,000,000	1,026,880
	Upstream 1.3%
	United States 1.3%
	Legacy Reserves, L.P.
	6.63%, 12/01/2021	1,500,000	1,097,820
	Total Fixed Income (Cost $4,680,482)		5,026,950

	Short-Term Investments - Investment Companies 1.4%	Shares
	United States 1.4%
	Fidelity Government Portfolio Fund - Institutional Class, 0.45% (c)	290,987	290,987
	First American Prime Obligations Fund - Class Z, 0.45% (c)	290,986	290,986
	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Class, 0.48% (c)	290,986	290,986
	Invesco Short Term Government & Agency Portfolio - Institutional Class, 0.48% (c)	290,986	290,986

	Total Short-Term Investments - Investment Companies (Cost $1,163,945)		1,163,945

	Total Investments (Cost $76,641,610) (d)	97.9%	79,708,052
	Other Assets in Excess of Liabilities	2.1	1,730,855
	Net Assets	100.0%	$81,438,907

†	Calculated as a percentage of net assets applicable to common shareholders.
♦	Among the Portfolio's 10 largest holdings or issuers held, as of February 28, 2017, excluding short-term investments. May be subject to change daily.
(a)	No distribution or dividend was made during the period ended February 28, 2017. As such, it is classified as a non-income producing security as of February 28, 2017.
(b)	Illiquid security - As of February 28, 2017, the total market value of securities deemed illiquid under procedures approved by the Board of Trustees was $966,279, which represented 1.19% of the Fund's net assets.
(c)	Rate reported is the current yield as of February 28, 2017.
(d)	As of February 28, 2017, cost was $76,641,610 for federal income tax purposes and net unrealized appreciation was as follows*:

Gross unrealized appreciation	$6,298,934
Gross unrealized depreciation	(3,232,492)
Net unrealized appreciation	$3,066,442

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The following is a summary of the fair valuations according to the inputs used as of February 28, 2017, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs
	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Securities (a)
Common Stocks	$48,393,991	$–	$–	$48,393,991
Fixed Income	–	5,026,950	–	5,026,950
MLP Investments and Related Companies	24,156,887	966,279	–	25,123,166
Short-Term Investments - Investment Companies	1,163,945	–	–	1,163,945
Total Investments in Securities	$73,714,823	$5,993,229	$–	$79,708,052

(a)   For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended February 28, 2017, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of February 28, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

Mainstay Cushing MLP Premier Fund

Portfolio of Investments February 28, 2017 (Unaudited)

	Common Stocks 6.2% †	Shares	Value
	Diversified General Partners 0.5%
	United States 0.5%
	SemGroup Corporation	214,755	$7,548,638

	Natural Gas Gatherers & Processors 5.7%
	United States 5.7%
♦	Targa Resources Corporation	1,575,975	89,042,588

	Total Common Stocks (Cost $60,904,573)		96,591,226

	MLP Investments and Related Companies 88.7%
	Crude Oil & Refined Products 23.1%
	United States 23.1%
	Blueknight Energy Partners, L.P. (a)	2,161,200	14,696,160
	Enbridge Energy Partners, L.P.	1,212,800	21,951,680
	Genesis Energy, L.P.	400,061	13,538,064
♦	MPLX, L.P.	1,726,126	64,229,148
	NuStar Energy, L.P.	569,000	29,724,560
	Phillips 66 Partners, L.P.	890,000	49,510,700
♦	Shell Midstream Partners, L.P.	1,995,434	65,370,418
	Sunoco Logistics Partners, L.P.	1,223,400	30,988,722
♦	Tesoro Logistics, L.P.	1,218,600	68,619,366
			358,628,818
	General Partners 7.2%
	United States 7.2%
	Crestwood Equity Partners, L.P.	1,905,000	49,339,500
♦	Energy Transfer Equity, L.P.	3,312,200	62,401,848
			111,741,348
	Large Cap Diversified 24.4%
	United States 24.4%
♦	Energy Transfer Partners, L.P.	3,085,312	116,655,647
	Enterprise Products Partners, L.P.	2,154,750	60,397,642
	Magellan Midstream Partners, L.P.	381,615	29,578,979
	ONEOK Partners, L.P.	981,600	51,416,208
	Plains All American Pipeline, L.P.	1,890,905	60,660,232
♦	Williams Partners, L.P.	1,514,000	61,014,200
			379,722,908
	Natural Gas Gatherers & Processors 16.4%
	United States 16.4%
	American Midstream Partners, L.P.	1,700,000	26,945,000
♦	DCP Midstream Partners, L.P.	1,621,000	63,543,200
	Enable Midstream Partners, L.P.	1,800,000	29,376,000
♦	EnLink Midstream Partners, L.P.	3,301,700	61,807,824
	Summit Midstream Partners LP	1,130,000	26,950,500
	Western Gas Partners, L.P.	733,600	45,607,912
			254,230,436
	Natural Gas Transportation & Storage 6.8%
	United States 6.8%
	EQT Midstream Partners, L.P.	765,000	60,297,300
	Spectra Energy Partners, L.P.	375,000	16,773,750
	Tallgrass Energy Partners, L.P.	550,000	29,403,000
			106,474,050
	Propane 8.3%
	United States 8.3%
♦	NGL Energy Partners, L.P.	4,913,652	109,083,074
	Suburban Propane Partners, L.P.	735,204	19,225,585
			128,308,659
	Shipping 2.5%
	Republic of the Marshall Islands 2.5%
	GasLog Partners, L.P.	161,217	3,836,965
	Golar LNG Partners, L.P.	1,550,000	34,937,000
			38,773,965
	Total MLP Investments and Related Companies (Cost $1,024,084,559)		1,377,880,184

	Preferred Stocks 1.0%
	Crude Oil & Refined Products 1.0%
	United States 0.9%
	Blueknight Energy Partners, L.P. (a)	1,902,541	14,972,998

	Total Preferred Stocks (Cost $14,940,182)		14,972,998

	Short-Term Investments - Investment Companies 4.4%
	United States 4.4%
	Fidelity Government Portfolio Fund - Institutional Class, 0.45% (b)	17,339,556	17,339,556
	First American Prime Obligations Fund - Class Z, 0.45% (b)	17,339,557	17,339,557
	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Class, 0.48% (b)	17,339,557	17,339,557
	Invesco Short Term Government & Agency Portfolio - Institutional Class, 0.48% (b)	17,339,557	17,339,557

	Total Short-Term Investments - Investment Companies (Cost $69,358,227)		69,358,227

	Total Investments (Cost $1,169,287,541) (c)	100.3%	1,558,802,635
	Liabilities in Excess of Other Assets	(0.3)	(4,823,175)
	Net Assets	100.0%	$1,553,979,460

†	Calculated as a percentage of net assets applicable to common shareholders.
♦	Among the Portfolio's 10 largest holdings or issuers held, as of February 28, 2017, excluding short-term investments. May be subject to change daily.
(a)	Illiquid security - As of February 28, 2017, the total market value of securities deemed illiquid under procedures approved by the Board of Trustees was $29,669,158, which represented 1.91% of the Fund's net assets.
(b)	Rate reported is the current yield as of February 28, 2017.
(c)	As of February 28, 2017, cost was $1,157,559,117 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	404,723,151
Gross unrealized depreciation	(3,479,633)
Net unrealized appreciation	$401,243,518

The following is a summary of the fair valuations according to the inputs used as of February 28, 2017, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs
	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Securities (a)
Common Stocks	$96,591,226	$–	$–	$96,591,226
MLP Investments and Related Companies	1,377,880,184	–	–	1,377,880,184
Preferred Stocks	14,972,998	–	–	14,972,998
Short-Term Investments - Investment Companies	69,358,227	–	–	69,358,227
Total Investments in Securities	$1,558,802,635	$–	$–	$1,558,802,635

(a)   For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended February 28, 2017, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of February 28, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

Mainstay Cushing Renaissance Advantage Fund

Portfolio of Investments February 28, 2017 (Unaudited)

	Common Stocks 83.3% †	Shares	Value
	Chemicals 3.9%
	Bermuda 0.9%
	Axalta Coating Systems Ltd. (a)	74,002	$2,154,198
	United States 3.0%
	Berry Plastics Group, Inc. (a)	33,242	1,673,070
	W.R. Grace & Co.	33,014	2,338,712
	Westlake Chemical Corporation	47,873	3,036,584
			9,202,564
	Commercial Service Supplies & Distributors 1.0%
	United States 1.0%
	MRC Global, Inc. (a)	115,477	2,333,790

	Diversified General Partners 4.2%
	United States 4.2%
♦	Marathon Petroleum Corporation	169,043	8,384,533
	Phillips 66	18,201	1,423,136
			9,807,669
	Energy Equipment & Services 2.7%
	United States 2.7%
	Halliburton Co.	110,264	5,894,714
	Independence Contract Drilling, Inc. (a)	59,538	354,251
			6,248,965
	Exploration & Production 2.8%
	United States 2.8%
	Centennial Resource Development, Inc. (a)	135,247	2,543,996
	Extraction Oil & Gas, Inc. (a)	229,497	4,062,097
			6,606,093
	Industrials 13.9%
	United States 13.9%
	AECOM (a)	125,032	4,544,913
	Covenant Transportation Group, Inc. (a)	185,900	3,725,436
♦	Dover Corporation	116,586	9,338,538
	Granite Construction, Inc.	65,370	3,465,264
♦	Jacobs Engineering Group, Inc.	178,793	10,085,713
	Sterling Construction Co., Inc. (a)	127,626	1,147,358
			32,307,222
	Machinery 0.9%
	United States 0.9%
	Flowserve Corporation	46,830	2,175,254

	Materials 11.1%
	United States 11.1%
	AK Steel Holding Corporation (a)	430,442	3,585,582
	Fairmount Santrol Holdings, Inc. (a)	750,588	7,115,574
♦	U.S. Silica Holdings, Inc.	182,214	9,214,562
	United States Steel Corporation	82,235	3,184,139
	Vulcan Materials Co.	23,529	2,837,833
			25,937,690
	Natural Gas Gatherers & Processors 4.3%
	United States 4.3%
♦	Targa Resources Corporation	178,398	10,079,487

	Oil & Gas Equipment & Services 5.2%
	United States 5.2%
	Keane Group, Inc. (a)	240,846	4,219,622
	RPC, Inc.	143,137	2,862,740
	Superior Energy Services, Inc. (a)	302,765	4,995,622
			12,077,984
	Oil & Gas Exploration & Production 8.6%
	United States 8.6%
	Callon Petroleum Co. (a)	384,120	4,847,594
	Newfield Exploration Co. (a)	105,435	3,844,160
	Parsley Energy, Inc. (a)	75,335	2,289,431
	Range Resources Corporation	66,888	1,847,447
	RSP Permian, Inc. (a)	180,653	7,133,987
			19,962,619
	Oil & Gas Refining & Marketing 2.2%
	United States 2.2%
	Rice Energy, Inc. (a)	276,394	5,154,748

	Oil & Gas Services 2.0%
	United States 2.0%
	Oil States International, Inc. (a)	36,101	1,328,517
	Patterson Utilities Energy, Inc.	116,740	3,224,359
			4,552,876
	Oil & Gas Storage & Transportation 5.1%
	Bermuda 1.0%
	GasLog Ltd.	145,656	2,250,385
	United States 4.1%
♦	Cheniere Energy, Inc. (a)	199,155	9,569,398
			11,819,783
	Other 1.1%
	United States 1.1%
	Hi-Crush Partners, L.P. (a)	151,267	2,601,792

	Shipping 3.3%
	Bermuda 3.3%
	Golar LNG Ltd	277,529	7,579,317

	Trading Companies & Distributors 2.1%
	United States 2.1%
	United Rentals, Inc. (a)	37,637	4,818,665

	Transportation 8.9%
	United States 8.9%
♦	CSX Corporation	199,240	9,675,094
	Swift Transportation Co. (a)	208,318	4,524,667
	Union Pacific Corporation	60,940	6,577,864
			20,777,625
	Total Common Stocks (Cost $183,037,645)		194,044,143

	MLP Investments and Related Companies 15.7%
	Crude Oil & Refined Products 1.6%
	United States 1.6%
	MPLX, L.P.	102,553	3,815,997

	General Partners 2.0%
	United States 2.0%
	Energy Transfer Equity, L.P.	240,450	4,530,078

	Oil & Gas Storage & Transportation 3.8%
	United States 3.8%
♦	Energy Transfer Partners, L.P.	234,571	8,869,130

	Propane 4.7%
	United States 4.7%
♦	NGL Energy Partners, L.P.	495,946	11,010,001

	Shipping 3.6%
	Republic of the Marshall Islands 3.6%
♦	GasLog Partners, L.P.	353,320	8,409,016

	Total MLP Investments and Related Companies (Cost $29,556,680)		36,634,222

	Short-Term Investments - Investment Companies 1.0%
	United States 1.0%
	Fidelity Government Portfolio Fund - Institutional Class, 0.45% (b)	572,926	572,926
	First American Prime Obligations Fund - Class Z, 0.45% (b)	572,926	572,926
	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Class, 0.48% (b)	572,926	572,926
	Invesco Short Term Government & Agency Portfolio - Institutional Class, 0.48% (b)	572,926	572,926

	Total Short-Term Investments - Investment Companies (Cost $2,291,704)		2,291,704

	Total Investments (Cost $214,886,029) (c)	100.0%	232,970,069
	Other Assets in Excess of Liabilities	0.0	23,611
	Net Assets	100.0%	$232,993,680

†	Calculated as a percentage of net assets applicable to common shareholders.
♦	Among the Portfolio's 10 largest holdings or issuers held, as of February 28, 2017, excluding short-term investments. May be subject to change daily.
(a)	No distribution or dividend was made during the period ended February 28, 2017. As such, it is classified as a non-income producing security as of February 28, 2017.
(b)	Rate reported is the current yield as of February 28, 2017.
(c)	As of February 28, 2017, cost was $214,886,029 for federal income tax purposes and net unrealized appreciation was as follows*:

Gross unrealized appreciation	$24,602,305
Gross unrealized depreciation	(6,518,265)
Net unrealized appreciation	$18,084,040

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The following is a summary of the fair valuations according to the inputs used as of February 28, 2017, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs
	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Securities (a)
Common Stocks	$194,044,143	$–	$–	$194,044,143
MLP Investments and Related Companies	36,634,222	–	–	36,634,222
Short-Term Investments - Investment Companies	2,291,704	–	–	2,291,704
Total Investments in Securities	$232,970,069	$–	$–	$232,970,069

(a)   For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended February 28, 2017, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of February 28, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS February 28, 2017 (Unaudited)

SECURITIES VALUATION

This report is exclusively for MainStay Cushing MLP Premier, MainStay Cushing Renaissance Advantage and MainStay Cushing Energy Income Funds (collectively referred to as the “MainStay Cushing Funds”).

Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the MainStay Cushing Funds are open for business ("valuation date").

The Board of Trustees (the "Board”) of the MainStay Funds Trust adopted procedures establishing methodologies for the valuation of each MainStay Cushing Fund's securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Trust (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Sub-Committee (the "Sub-Committee") to deal in the first instance with establishing the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Sub-Committee meets (in person, via electronic mail or via teleconference) on an as-needed basis. Subsequently, the Valuation Committee meets to ensure that actions taken by the Sub-Committee were appropriate. The procedures recognize that, subject to the oversight of the Board and unless otherwise noted, the responsibility for day-to-day valuation of portfolio assets (including fair value measurements for the MainStay Cushing Funds’ assets and liabilities) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor to each MainStay Cushing Fund.

To assess the appropriateness of security valuations, the Manager, Subadvisor or the MainStay Cushing Funds' third party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Sub-Committee deals in the first instance with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering all relevant information that is reasonably available. Any action taken by the Sub-Committee with respect to the valuation of a portfolio security or other asset is submitted by the Valuation Committee to the full Board for its review and ratification, if appropriate, at its next regularly scheduled meeting.

“Fair value” is defined as the price a MainStay Cushing Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. “Inputs” refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each MainStay Cushing Fund. Unobservable inputs reflect each MainStay Cushing Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each MainStay Cushing Fund’s own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)

The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of February 28, 2017, the aggregate value by input level of each MainStay Cushing Fund’s assets and liabilities is included at the end of each MainStay Cushing Fund’s Portfolio of Investments.

The MainStay Cushing Funds may use third party vendor evaluations, whose prices may be derived from one or more of the following standard inputs among others:

• Benchmark Yields	• Reported Trades
• Broker/Dealer Quotes	• Issuer Spreads
• Two-sided markets	• Benchmark securities
• Bids/Offers	• Reference Data (corporate actions or material event notices)
• Industry and economic events	• Monthly payment information
• Comparable bonds

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the MainStay Cushing Funds generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The MainStay Cushing Funds may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of the security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Funds' valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Funds' valuation procedures are designed to value a security at the price a Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended February 28, 2017, there were no material changes to the fair value methodologies.

Certain securities held by the Fund may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Fund’s NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Sub-Committee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy. As of February 28, 2017, the MainStay Cushing Funds did not hold any securities that were fair valued in such a manner.

Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third party pricing source or, if so provided, does not, in the opinion of the Manager or Subadvisor reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of February 28, 2017, the MainStay Cushing Funds did not hold any securities that were fair valued in such a manner.

Equity securities and shares of Exchange-Traded Funds are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued at amortized cost are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Manager, in consultation with the Subadvisor. Those values reflect broker/dealer supplied prices and electronic data processing techniques, if the evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Lever 2 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase (“Short-Term Investments”) are valued using the amortized cost method of valuation, unless the use of such a method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. These securities are generally categorized as Level 2 in the hierarchy.

A MainStay Cushing Fund security or other asset may be determined to be illiquid under procedures approved by the Board. Illiquidity of a security might prevent the sale of such security at a time when the Manager or Subadvisor might wish to sell, and these securities could have the effect of decreasing the overall level of a MainStay Cushing Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary from the amount that a MainStay Cushing Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a MainStay Cushing Fund. Under the supervision of the Board, the Manager or Subadvisor determine the liquidity of a MainStay Cushing Fund’s investments; in doing so, the Manager or Subadvisor may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities are often valued in accordance with methods deemed by the Board in good faith to be reasonable and appropriate to accurately reflect their fair value. The liquidity of each MainStay Cushing Fund’s investments, as shown in their respective Portfolio of Investments, was determined as of February 28, 2017 and can change at any time in response to, among other relevant factors, market conditions or events or developments with respect to an individual issuer or instrument. As of February 28, 2017, securities deemed to be illiquid under procedures approved by the Board are shown in the applicable MainStay Cushing Fund’s Portfolio of Investments.

Item 2. Controls And Procedures.

(a)	Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY FUNDS TRUST

By: /s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer
Date:	April 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer
Date:	April 26, 2017

By: /s/ Jack R. Benintende
Jack R. Benintende Treasurer and Principal Financial and Accounting Officer
Date:	April 26, 2017